Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	€ 118,400	€ 115,700
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	916,942
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	109,780	75,144
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	109,422	83,020
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	138,698	132,204
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	302,341	300,353
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	177,588	202,568
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	52,077	55,099
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	7,930	4,472
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,384	3,253
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,323	2,216
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	13,398	10,955
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	841,562
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	109,734	75,144
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	108,776	82,992
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	137,901	131,931
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	294,923	295,449
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	159,076	194,643
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	28,335	36,683
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,817	405
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	61,981
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	46
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	646	28
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	797	273
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	7,418	4,905
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	18,513	7,925
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	23,742	18,416
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	5,113	4,067
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,384	3,253
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,323	2,216
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	13,398
Gross Carrying Amount [Member] | In accordance with IFRS 9 [member] | Stage 3 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	13,398	10,955
Accumulated Impairment [Member] | In accordance with IFRS 9 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	5,854
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3	1
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	6	3
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	28	11
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	100	61
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	372	263
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	777	569
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	269	153
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	248	160
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	254	148
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,797	3,275
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	581
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3	1
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	6	3
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	27	11
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	88	55
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	239	209
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	208	202
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 1 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	9	7
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1,476
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	0
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	0
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	12	6
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	133	54
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	570	367
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	259	146
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	248	160
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 2 [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	254	148
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,797
Accumulated Impairment [Member] | In accordance with IFRS 9 [member] | Stage 3 [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,797	3,275
Loan Commitments [Member] | Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	916,942	869,284	€ 846,244
Loan Commitments [Member] | Gross Carrying Amount [Member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	841,562	817,247	788,537
Loan Commitments [Member] | Gross Carrying Amount [Member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	61,981	41,082	46,949
Loan Commitments [Member] | Gross Carrying Amount [Member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	13,398	10,955	10,758
Loan Commitments [Member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	5,854	4,646	4,568
Loan Commitments [Member] | Accumulated Impairment [Member] | Stage 1 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	581	490	501
Loan Commitments [Member] | Accumulated Impairment [Member] | Stage 2 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1,476	881	925
Loan Commitments [Member] | Accumulated Impairment [Member] | Stage 3 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	€ 3,797	€ 3,275	€ 3,141